Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Interest income (Note 14)
Loans	[1]	$ 7,685	$ 8,296	$ 8,250	$ 15,981	$ 16,531
Securities	[1]	2,230	2,340	2,379	4,570	4,685
Securities borrowed or purchased under resale agreements	[1]	1,341	1,390	1,452	2,731	2,842
Deposits with banks and other	[1]	603	693	692	1,296	1,449
Interest income	[1]	11,859	12,719	12,773	24,578	25,507
Interest expense (Note 14)
Deposits		6,110	6,906	7,576	13,016	15,287
Securities sold short		156	133	150	289	306
Securities lent or sold under repurchase agreements		1,608	1,670	1,492	3,278	2,846
Subordinated indebtedness		101	107	136	208	256
Other		96	102	138	198	282
Interest expense		8,071	8,918	9,492	16,989	18,977
Net interest income		3,788	3,801	3,281	7,589	6,530
Non-interest income
Underwriting and advisory fees		198	181	191	379	360
Deposit and payment fees		241	246	228	487	459
Credit fees		248	245	332	493	698
Card fees		88	114	112	202	212
Investment management and custodial fees		538	553	488	1,091	946
Mutual fund fees		475	531	434	1,006	879
Income from insurance activities, net		81	84	87	165	184
Commissions on securities transactions		125	137	106	262	193
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		997	1,161	685	2,158	1,530
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		9	13	31	22	46
Foreign exchange other than trading (FXOTT)		87	97	102	184	194
Income (loss) from equity-accounted associates and joint ventures		36	26	25	62	41
Other		111	92	62	203	113
Non-interest income		3,234	3,480	2,883	6,714	5,855
Total revenue		7,022	7,281	6,164	14,303	12,385
Provision for credit losses (Note 6)		605	573	514	1,178	1,099
Non-interest expenses
Employee compensation and benefits		2,255	2,277	2,009	4,532	3,959
Occupancy costs		202	201	208	403	425
Computer, software and office equipment		691	696	653	1,387	1,274
Communications		104	96	96	200	182
Advertising and business development		92	88	86	180	163
Professional fees		63	65	64	128	116
Business and capital taxes		27	36	28	63	63
Other (Notes 13)		385	419	357	804	784
Non-interest expenses		3,819	3,878	3,501	7,697	6,966
Income before income taxes		2,598	2,830	2,149	5,428	4,320
Income taxes		591	659	400	1,250	843
Net income		2,007	2,171	1,749	4,178	3,477
Net income attributable to non-controlling interests		9	8	10	17	22
Preferred shareholders and other equity instrument holders		78	88	61	166	128
Common shareholders		1,920	2,075	1,678	3,995	3,327
Net income attributable to equity shareholders		$ 1,998	$ 2,163	$ 1,739	$ 4,161	$ 3,455
Earnings per share (in dollars) (Note 12)
Basic		$ 2.05	$ 2.2	$ 1.79	$ 4.25	$ 3.56
Diluted		2.04	2.19	1.79	4.23	3.55
Dividends per common share (in dollars)		$ 0.97	$ 0.97	$ 0.9	$ 1.94	$ 1.8

[1]	Interest income included $10.7 billion for the quarter ended April 30, 2025 (January 31, 2025: $11.5 billion; April 30, 2024: $11.9 billion) and $22.3 billion for the six months ended April 30, 2025 (April 30, 2024: $23.9 billion), calculated based on the effective interest rate method.